Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (12,900,608)	$ (15,097,249)	$ 4,567,682
Less: net (loss) income from discontinued operations		(2,801,131)	1,914,294
Net (loss) income from continuing operations	(15,131,878)	(12,296,118)	2,653,388
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Loss from disposal of property and equipment	181,935	5,044
Deferred tax provision (benefit)		492,241	(224,882)
Depreciation and amortization	2,162,110	2,156,819	1,607,441
Amortization of stock-based compensation for services	772,125	168,000
Impairment of fixed assets	2,618,831	1,490,298
Impairment of an acquisition deposit		2,172,000
Change in bad debt allowances	5,729,544	8,331,344	1,724,133
Change in inventory reserve	131,326	145,478
Amortization of operating lease right-of-use assets	161,128	216,656
Gain(loss) from disposal subsidiary (Gu’an)	(2,231,270)
Changes in operating assets:
Notes receivable			4,539
Accounts receivable	4,315,706	(5,564,171)	2,225,900
Accounts receivable - related party	282,527	(24,783)	(468,752)
Advances to suppliers	2,667,860	(98,576)	(1,267,313)
Advances to suppliers - related party	(3,810,445)	151,052	(157,833)
Inventories	74,579	166,240	(686,038)
Prepayments and other current assets	(766,015)	716,306	(44,844)
Changes in operating liabilities:
Advances from customers	3,413,730	101,666	(3,015,757)
Advances from customers from related party	(1,819,820)
Deferred revenue	5,744	3,910	(20,173)
Accounts payable	(350,505)	194,816	(513,568)
Accounts payable - related party	(1,352,618)	942,176	557,584
Accrued and other liabilities	3,470,094	(55,665)	(2,491,467)
Long term accounts payable	(2,649,754)
Taxes payable	1,059,960	670,311	(816,008)
Lease liability	(190,019)	(243,594)
Net cash (used in) provided by operating activities from continuing operations	976,145	(158,551)	(933,650)
Net cash provided by operating activities from discontinued operations		245,385	29,767
Net cash (used in) provided by operating activities	976,145	86,834	(903,883)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of property and equipment		9,256
Addition of property, equipment and construction-in-progress	(249,493)	(1,454,975)	(9,269,640)
Investment in equity method investment	(2,649,840)	(28,960)
Deposit made for acquisition			(2,269,500)
Advance payment from buyer associated with the discontinued operation of Gu’an REIT		1,404,560
Proceeds from disposal of subsidiary	3,843,734
Net cash used in investing activities from continuing operations	944,401	(70,119)	(11,539,140)
Net cash used in investing activities from discontinued operations		(3,516)	(6,045)
Net cash used in investing activities	944,401	(73,635)	(11,545,185)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	11,012,040	8,977,600	10,182,490
Proceeds from long-term bank loans		724,000	9,304,950
Repayment of short-term bank loans	(13,097,915)	(9,455,440)	(8,790,530)
Repayment of long-term bank loans	(144,937)	(434,400)	(7,454,248)
Proceeds from related party loans	221,355	795,200	827,225
Repayment to related party loans	107,618	(897,496)	(581,000)
Net cash (used in) provided by financing activities from continuing operations	(1,901,839)	(290,536)	3,488,887
Net cash (used in) provided by financing activities from discontinued operations		(256,947)	(32,771)
Net cash (used in) provided by financing activities	(1,901,839)	(547,483)	3,456,116
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND RESTRICTED CASH	120,615	(43,167)	(306,922)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	139,322	(577,451)	(9,299,874)
CASH AND RESTRICTED CASH, BEGINNING OF YEAR	981,518	1,563,166	10,863,040
CASH AND RESTRICTED CASH, END OF YEAR	1,120,840	981,518	1,563,166
RECONCILIATION TO AMOUNTS ON CONSOLIDATED BALANCE SHEETS:
Cash	1,120,840	897,281	1,458,483
Restricted cash		84,237	85,293
Total cash and restricted cash	1,210,767	981,518	1,543,776
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	1,505,452	1,557,186	1,012,174
Income tax paid		128,522	1,895,202
Non-Cash Investing Activities
Right-of-assets obtained in exchange for operating lease obligations	402,778	726,512
Right-of-assets offset with operating lease obligations due to lease cancellation	410,614
Accounts payable on fixed asset purchases		206,486	2,996,358
Transfer from construction-in-progress to property and equipment		283,098	13,799,649
Less: cash and cash equivalents, restricted cash of discontinued operations at end of period		4,197	19,390
Cash and cash equivalents, restricted cash of continued operation, at end of period	$ 1,120,840	$ 981,518	$ 1,543,776